Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Jan. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information

	Fiscal Year Ended January 31, 2016
(Amounts in millions, except per share data)	Q1	Q2	Q3	Q4	Total
Total revenues	$114,826	$120,229	$117,408	$129,667	$482,130
Net sales	114,002	119,330	116,598	128,684	478,614
Cost of sales	86,483	90,056	87,446	96,999	360,984
Income from continuing operations	3,283	3,635	3,414	4,748	15,080
Consolidated net income	3,283	3,635	3,414	4,748	15,080
Consolidated net income attributable to Walmart	3,341	3,475	3,304	4,574	14,694
Basic net income per common share attributable to Walmart	1.03	1.08	1.03	1.44	4.58
Diluted net income per common share attributable to Walmart	1.03	1.08	1.03	1.43	4.57

	Fiscal Year Ended January 31, 2015
	Q1	Q2	Q3	Q4	Total
Total revenues	$114,960	$120,125	$119,001	$131,565	$485,651
Net sales	114,167	119,336	118,076	130,650	482,229
Cost of sales	86,714	90,010	89,247	99,115	365,086
Income from continuing operations	3,711	4,089	3,826	5,188	16,814
Consolidated net income	3,726	4,359	3,826	5,188	17,099
Consolidated net income attributable to Walmart	3,593	4,093	3,711	4,966	16,363

Basic net income per common share:
Basic income per common share from continuing operations attributable to Walmart	1.10	1.22	1.15	1.54	5.01
Basic income (loss) per common share from discontinued operations attributable to Walmart	0.01	0.05	—	—	0.06
Basic net income per common share attributable to Walmart	1.11	1.27	1.15	1.54	5.07

Diluted net income per common share:
Diluted income per common share from continuing operations attributable to Walmart	1.10	1.21	1.15	1.53	4.99
Diluted income (loss) per common share from discontinued operations attributable to Walmart	0.01	0.05	—	—	0.06
Diluted net income per common share attributable to Walmart	1.11	1.26	1.15	1.53	5.05